Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue
25.	Revenue

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$14,409	$5,992	$2,961
-Security Convergence	283,755	3,630	4,681
Non-Government
-Video IoT	1,049,628	3,816,489	6,298,043
-Security Convergence	4,188,370	1,054,116	597,288
Software sales
Government
-Video IoT	109,322	-	-
-Security Convergence	138,421	70,413	-
Non-Government
-Video IoT	1,715,532	16,063,123	16,680,260
-Security Convergence	2,623,567	5,319,077	1,351,701
Service revenue
Government
-Video IoT	4,323,111	7,842,465	10,882,416
-Security Convergence	5,330,279	5,356,881	6,476,225
Non-Government
-Video IoT	2,486,385	2,459,435	2,644,478
-Security Convergence	146,029	251,242	474,536
	$22,408,808	$42,242,863	$45,412,589

a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia:

Year ended December 31, 2022	Hardware	Software	Service	Total
Total segment revenue	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-segment revenue	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808

Year ended December 31, 2021	Hardware	Software	Service	Total
Total segment revenue	$5,236,331	$22,654,095	$15,933,436	$43,823,862
Inter-segment revenue	(356,104)	(1,201,482)	(23,413)	(1,580,999)
Revenue from external customer contracts	$4,880,227	$21,452,613	$15,910,023	$42,242,863
Timing of revenue recognition
At a point in time	$4,880,227	$21,452,613	$-	$26,332,840
Over time	-	-	15,910,023	15,910,023
	$4,880,227	$21,452,613	$15,910,023	$42,242,863

Year ended December 31, 2020	Hardware	Software	Service	Total
Total segment revenue	$7,129,051	$19,302,195	$20,477,655	$46,908,901
Inter-segment revenue	(226,078)	(1,270,234)	-	(1,496,312)
Revenue from external customer contracts	$6,902,973	$18,031,961	$20,477,655	$45,412,589
Timing of revenue recognition
At a point in time	$6,902,973	$18,031,961	$-	$24,934,934
Over time	-	-	20,477,655	20,477,655
	$6,902,973	$18,031,961	$20,477,655	$45,412,589

b)	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	December 31, 2022	December 31, 2021
Contract assets:
Contract assets relating to service contracts	$725,441	$1,639,893
Contract liabilities:
Contract liabilities relating to service contracts	$58,475	$20,194

As of January 1, 2021, the balance of contract assets and liabilities relating to service contracts was $1,480,923 and $0, respectively.

Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Year ended December 31, 2022	Year ended December 31, 2021
Revenue recognised that was included in the contract liability balance at the beginning of the year
Service revenue	$20,194	$-

c)	Significant changes in contract assets

The decrease in contract assets during the year ended December 31, 2022 was attributed to progress of projects towards contract activities and is close to the agreed payment schedule.

d)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of December 31, 2022 and December 31, 2021, amounting to $6,627,577 and $9,371,628, respectively. Management expects that the transaction price allocated to the unsatisfied contracts as of December 31, 2022 and December 31, 2021, will be recognized as revenue from 2023 to 2027 and from year 2022 to 2027, respectively. Except for the abovementioned contracts, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.